Material Accounting Policies (Details Narrative) - USD ($)		12 Months Ended
	Apr. 01, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Impact of hyperinflation accumulated depreciation	$ 473,907
Consumer price index		$ 3,514	$ 2,685	$ 1,859
Increase index movements		$ 829	$ 826	$ 731
Increase index movements percentage		31.00%	44.00%	65.00%
Monetary position		$ 12,791,869	$ 18,431,488	$ 18,984,099
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property and equipment, depreciation useful lives		3 years
Fixtures and fittings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Property and equipment, depreciation useful lives		3 years
Fixtures and fittings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Property and equipment, depreciation useful lives		5 years
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, depreciation useful lives		3 years